Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities	Accrued liabilities as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):
	As of March 31, 2023	As of December 31, 2022
Accrued compensation and benefits	$1,354	$655
Accrued interest expense	234	1,197
Accrued bonus and commissions	381	426
Accrued transaction costs	2,075	—
Accrued other	855	105
Accrued sales and other indirect taxes payable	213	236
	$5,112	$2,619
Accrued liabilities as of December 31, 2022 and December 31, 2021 consisted of the following (in thousands):
	As of December 31,
	2022	2021
Accrued compensation and benefits	$1,242	$8,027
Accrued interest expense	1,197	1,012
Accrued bonus and commissions	848	597
Accrued other	746	707
Accrued sales and other indirect taxes payable	322	322
	$4,355	$10,665

Less discontinued operations	(1,736)	(7,882)
Accrued liabilities, continuing operations	$2,619	$2,783